Dividends and other appropriations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Dividends [Abstract]
Summary of Detailed Information About Dividends

	2018		2017		2016

Dividends paid to owners of the parent	Pence per share	£m	Pence per share	£m	Pence per share	£m

Ordinary shares

Interim

2018 paid 15 November 2018	48.8	1,114

2018 paid 8 August 2018	48.8	1,118

2018 paid 9 May 2018	48.8	1,111

2017 paid 8 February 2018	43.6	1,004

2017 paid 28 September 2017			56.5	1,284

2016 paid 28 September 2016					51.3	961

Final

2016 paid 4 May 2017			118.1	2,181

2015 paid 5 May 2016					104.6	1,949

	190.0	4,347	174.6	3,465	155.9	2,910